Income Taxes (Tables)	12 Months Ended
Mar. 31, 2021
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Profit Before Income Taxes and Income Tax Expense
Profit before income taxes and income tax expense for the years ended March 31, 2019, 2020 and 2021 consist of the following:

	Yen (millions)
	2019			2020			2021
	Japan	Foreign	Total	Japan	Foreign	Total	Japan	Foreign	Total
Profit (loss) before income taxes	¥70,805	¥908,570	¥979,375	¥(63,390)	¥853,308	¥789,918	¥(32,954)	¥947,007	¥914,053

Income tax expense (benefit):
Current taxes	32,937	183,828	216,765	11,036	233,570	244,606	7,236	174,694	181,930
Deferred taxes	58,121	28,203	86,324	17,470	17,910	35,380	(21,228)	57,907	36,679

Total	¥91,058	¥212,031	¥303,089	¥28,506	¥251,480	¥279,986	¥(13,992)	¥232,601	¥218,609

Reconciliation of Statutory Income Tax Rate to Average Effective Tax Rate
The Japanese statutory income tax rate for the years ended March 31, 2019, 2020 and 2021 differs from the average effective tax rate for the following reasons:

	2019	2020	2021
Statutory income tax rate	30.2%	30.2%	30.2%
Difference in statutory income tax rates of foreign subsidiaries	(4.3)	(3.9)	(5.2)
Effects of investments accounted for using the equity method	(7.1)	(6.2)	(9.0)
Effects of undistributed earnings and withholding taxes on royalty	7.7	8.6	7.8
Changes in unrecognized deferred tax assets	8.3	7.8	1.2
Effects of income and expense not taxable and deductible for tax purpose	0.2	0.8	0.3
Effects of tax credit	(3.2)	(3.0)	(1.4)
Other adjustments relating to prior years	(0.1)	(0.7)	(0.1)
Adjustments for the uncertain tax treatments on income taxes	0.8	0.2	(0.8)
Adjustments for the changes in income tax laws	(2.5)	2.3	0.1
Other	0.9	(0.7)	0.8

Average effective tax rate	30.9%	35.4%	23.9%

Components by Major Factor in Deferred Tax Assets and Deferred Tax Liabilities
The components by major factor in deferred tax assets and deferred tax liabilities as of March 31, 2020 and 2021 are as follows:

	Yen (millions)
	2020	2021
Deferred tax assets:
Inventories	¥29,899	¥33,616
Accrued expenses	66,115	61,376
Provisions	75,858	89,470
Property, plant and equipment	18,936	25,534
Intangible assets	18,198	11,170
Retirement benefit liabilities	138,735	82,072
Carryforward of unused tax losses	58,023	64,844
Carryforward of unused tax credit	50,472	36,020
Other	107,848	117,873

Total	¥564,084	¥521,975

Deferred tax liabilities:
Property, plant and equipment	¥76,126	¥77,338
Intangible assets	183,985	194,083
Other financial assets	5,468	38,027
Finance leases	40,892	49,563
Operating leases	701,303	751,892
Undistributed earnings	56,136	53,173
Other*	66,489	100,348

Total	¥1,130,399	¥1,264,424

Net deferred tax assets (liabilities)	¥(566,315)	¥(742,449)

Explanatory note:

*	The amount of deferred tax liabilities arising from retirement benefit assets included in other as of March 31, 2021 is ¥52,792 million.

Changes in Deferred Tax Assets and Deferred Tax Liabilities Recognized as Income Tax Expense in the Consolidated Statements of Income
The changes in deferred tax assets and deferred tax liabilities recognized as income tax expense in the consolidated statements of income for the years ended March 31, 2019, 2020 and 2021 are as follows:

	Yen (millions)
	2019	2020	2021
Inventories	¥28,022	¥8,738	¥(3,920)
Provisions	20,711	22,185	(10,708)
Property, plant and equipment	(499)	(3,503)	(6,955)
Retirement benefit liabilities (assets)	1,304	7,258	(10,353)
Operating leases	49,142	(3,697)	37,506
Undistributed earnings	215	(1,059)	(2,885)
Carryforward of unused tax losses	(19,335)	(6,378)	(7,695)
Carryforward of unused tax credit	(8,038)	(8,423)	15,695
Other	14,802	20,259	25,994

Total	¥86,324	¥35,380	¥36,679

Deductible Temporary Differences, Carryforward of Unused Tax Losses and Unused Tax Credit for which Deferred Tax Assets are not Recognized
Deductible temporary differences, carryforward of unused tax losses and carryforward of unused tax credit for which deferred tax assets are not recognized as of March 31, 2020 and 2021 are as follows:

	Yen (millions)
	2020	2021
Deductible temporary differences	¥665,917	¥519,457
Carryforward of unused tax losses	391,272	514,420
Carryforward of unused tax credit	1,242	912

Components by Expiry of the Carryforward of Unused Tax Losses for which Deferred Tax Assets are not Recognized
The components by expiry of the carryforward of unused tax losses for which deferred tax assets are not recognized as of March 31, 2020 and 2021 are as follows:

	Yen (millions)
	2020	2021
Within 1 year	¥28,613	¥24,886
Between 1 and 5 years	59,027	62,361
Between 5 and 20 years	164,371	246,941
Indefinite periods	139,261	180,232

Total	¥391,272	¥514,420

Components by Expiry of Carryforward of Unused Tax Credits for which Deferred Tax Assets are not Recognized
The components by expiry of the carryforward of unused tax credit for which deferred tax assets are not recognized as of March 31, 2020 and 2021 are as follows:

	Yen (millions)
	2020	2021
Within 1 year	¥343	¥349
Between 1 and 5 years	672	371
Between 5 and 20 years	227	192
Indefinite periods	—	—

Total	¥1,242	¥912